4. Stockholders Deficiency (Details Narrative) (Quarterly, USD $)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013
Common Stock, Par Value		$ 0.00001	$ 0.00001
Common Stock, Shares Authorized		6,000,000,000	6,000,000,000
Shares Issued in Merger		3,846,000,000
Shares Returned to Treasury		35,000,000
Convertible Promissory Note Issued		$ 400,000
Private Placement, Shares		700,000,000
Private Placement, Value		40,000
Members' capital contributions	6,500		141,986
Members Distributions from the Company		30,518	18,200
Contributions to Company
Members' capital contributions			19,825
Contributions to Expenses
Members' capital contributions			$ 122,161